Investment Securities	12 Months Ended
Dec. 31, 2023
Investment Securities [Abstract]
INVESTMENT SECURITIES

8. INVESTMENT SECURITIES

Investment securities were comprised of the following:

	December 31, 2023	December 31, 2022
Investment in Digital Future Alliance Limited (“DFA”) (a)	$94,534	$94,534
Investment in Nine Blocks Offshore Feeder Fund (“Nine Blocks”) (b)	2,179,164	1,693,388
Investment in Auros Global Limited (c)	1,999,987	-
Investment in Ingonyama Ltd (e)	100,000	-
Total	$4,373,685	$1,787,922

(a) Investment in Digital Future Alliance Limited (“DFA”)

DFA is a privately held company, over which the Company neither has control nor significant influence through investment in ordinary shares. The Company accounted for the investment in DFA using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

For the years ended December 31, 2023 and 2022, the Company did not record upward adjustments or downward adjustments on the investment. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of December 31, 2023 and December 31, 2022, the Company did not recognize impairment against the investment security.

(b) Investment in Nine Blocks Offshore Feeder Fund (“Nine Blocks”)

On August 1, 2022, the Company entered into a subscription agreement with Nine Blocks for investment of $2.0 million. The investment includes a direct investment into the Nine Blocks Master Fund, a digital assets market neutral fund using basis trading, relative value, and special situations strategies.

As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the investment in the fund. For years ended December 31, 2023 and December 31, 2022, the Company recorded upward adjustments of $485,776 and downward adjustment of $306,612 on the investment, respectively.

(c) Investment in Auros Global Limited (“Auros”)

On February 24, 2023, the Company closed an investment of $1,999,987 in Auros, which is a leading crypto-native algorithmic trading and market making firm that delivers best-in-class liquidity for exchanges and token projects. The Company neither has control nor significant influence through investment in ordinary shares. The Company accounted for the investment in Auros using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

For the year ended December 31, 2023, the Company did not record upward adjustments or downward adjustments on the investment. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of December 31, 2023, the Company did not recognize impairment against the investment security.

(d) Investment in Marsprotocol Technologies Pte. Ltd. (“MarsProtocol”)

On March 1, 2023, Bit Digital Singapore Pte. Ltd. and Saving Digital Pte. Ltd. (“SDP”), a wholly owned subsidiary of Mega Matrix Corp., entered into a shareholders’ agreement with Marsprotocol Technologies Pte. Ltd. (“MarsProtocol”). MarsProtocol provides staking technology tools in digital assets through the staking platform.

The Company invested $88,994 which represents 40% of equity interest in Marsprotocol. The Company used the equity method to measure the investment in the MarsProtocol. In August 2023, the Company divested its stake in Marsprotocol for consideration of $89,519 and recognized a gain of $8,220.

(e) Investment in Ingonyama Ltd. (“Ingonyama”)

In September 2023, the Company closed an investment of $100,000 in Ingonyama, a semiconductor company focusing on Zero Knowledge Proof hardware acceleration. The Company neither has control nor significant influence through investment in preferred shares. The Company accounted for the investment in Ingonyama using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

For the year ended December 31, 2023, the Company did not record upward adjustments or downward adjustments on the investment. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of December 31, 2023, the Company did not recognize impairment against the investment security.